Stock-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Stock-Based Compensation
Stock-Based Compensation

Note 19: Stock-Based Compensation

As part of the Merger with Adara on February 10, 2023, 600,000 shares were authorized for a one-time employee stock plan, the 2023 Plan. Total restricted stock awards of 463,800 shares were granted to employees on June 15, 2023, by approval of the compensation committee, which administers the 2023 Plan. The shares fully vested on October 4, 2023.The Company does not have an annual stock-based compensation program.

Number of RSAs
Outstanding and Unvested as of June 30, 2023	459,200
Vested	(449,000)
Forfeited	(10,200)
Outstanding and Unvested as of March 31 , 2024	—

In connection with awards granted, for the three and nine months ended March 31, 2024, the Company recognized $0 and $1.4 million respectively in stock-based compensation expense.

Note 16: Stock-Based Compensation:

As part of the merger with Adara on February 10, 2023, 600,000 shares were authorized for a one-time employee stock plan. Total restricted stock awards of 463,800 shares were granted to employees on June 15, 2023, by approval of the compensation committee. The shares fully vest on October 4, 2023.The company does not have an annual stock-based compensation plan.

Number of RSAs
Outstanding as of February 10, 2023	—
Granted on June 15, 2023	463,800
Forfeited	(4,600)
Outstanding June 30, 2023	459,200

In connection with awards granted, the Company recognized $216,000 in stock-based compensation during the year ended June 30, 2023.